UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2011 to October 31, 2012

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2012

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report
October 31, 2012 (unaudited)

December 6, 2012

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund for the 12-month period ended October 31, 2012.

Performance Summary
11/1/11 – 10/31/12

Fund & Benchmark	Performance
Class I1	-5.26%
Class A1, 2	-5.42%
Class C1, 2	-6.25%
Dow Jones-UBS Commodity Index Total Return[3]	-4.44%
Standard & Poor's 500 Index[4]	15.21%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 3.00% and 1.00%, respectively.2

Market Review: A Mixed Period for Commodities

The 12-month period ended October 31, 2012 was a difficult one for commodities with commodities down for the year. The Dow Jones-UBS Commodity Index Total Return (the "DJ-UBS Index"), the Fund's benchmark, lost 4.44% for the period, with 14 out of 20 Index constituents trading lower than their levels at the beginning of the period.

Despite the recent additional quantitative easing measures undertaken by the Federal Reserve, commodity markets were not able to sustain gains and subsequently declined toward the end of the period as continued macroeconomic uncertainty generally weighed on the markets. However, recent positive employment data and higher than expected GDP and consumer confidence readings in the United States provided some indications that the U.S. economy may be improving. The latest PMI readings in China suggest economic recovery there may also be accelerating.

At the end of the period, politics remained very much in focus in two of the world's most important economies: the United States and China. Uncertainty remains on what policies will be followed and how they will impact the economy and markets. Both governments will oversee economies in transition, trying to deal with structural challenges while maintaining burgeoning economic recoveries. Increased certainty may be supportive of these economies, but neither political event will automatically solve any long-term structural issues.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Hurricane Sandy, despite the extreme damage and tragic loss of life, has passed with relatively little impact on commodity markets. Ongoing macroeconomic uncertainty continues to be the biggest factor weighing on the commodity markets.

Strategy Review and Outlook: Diversification and Inflation Protection

The DJ-UBS Index, the Fund's benchmark, is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The DJ-UBS Index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year. The Fund seeks total return and is designed to achieve positive total return relative to the performance of the DJ-UBS Index. To do so, the Fund invests in commodity linked derivative instruments and fixed-income securities. The Fund gains exposure to commodity markets by investing through its wholly-owned subsidiary (the "Subsidiary") in structured notes linked to the DJ-UBS Index, other commodity indexes, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The Subsidiary primarily invests in commodity-linked swap agreements and other commodity-linked derivative investments, including futures contracts on individual commodities. For the 12-month period ended October 31, 2012, the Fund slightly underperformed the benchmark. Management of the fixed income portion contributed 0.18% to the Fund's performance, while commodity strategies detracted 0.24%. Within the Fund's commodity exposure, forward curve positioning in agricultural and livestock detracted from performance, while positioning in energy had a positive impact on performance.

For the period, agriculture was the best performing sector, up 9.30%. Soybeans experienced the largest increase, up 33.80%, buoyed by strength in U.S. export demand, downward revisions to South American production, and an already tight supply/demand balance in the United States and around the globe. Corn increased 27.24%, supported initially by lower-than-expected ending supplies and, later on, the drought in the U.S. Midwest, which led to deteriorating crop prospects and lowered yield expectations. Wheat, supported by the drought as well as lower expectations for Russian output due to similarly dry weather, was also higher, up 23.90%. Additionally, despite benefiting from summer drought conditions in the U.S. Midwest, weaker-than-expected demand in the spring led livestock 6.93% lower for the year.

Precious metals decreased 2.44% despite stimulus measures from major central banks that continued to increase the appeal for gold and silver as an inflation hedge. Although financial demand remained strong, silver led the sector lower as industrial demand continued to decline amid continued mine supply growth

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

toward the end of the period. Industrial metals declined 11.98% as risk appetite weakened amid worsening macroeconomic sentiment. The lack of concrete resolution in Europe and the World Bank's downgrade of its economic growth forecast for China were also contributing factors, although recent Chinese manufacturing data did offer some encouraging signs that activity may be beginning to accelerate.

Coffee dropped 35.95% to its lowest level since the summer of 2010, due to expectations of a record Brazilian crop for the 2012-2013 harvest season. Cotton also declined 26.02% as a result of oversupply concerns following the USDA's increased expectations for global inventories, due primarily to increases in China, Australia and India. Ending inventory for the 2012-2013 crop year is expected to be around 50% higher than the previous year, while usage is projected to be lower.

Energy was the worst performing sector for the period, falling 12.21%. Natural gas declined 41.65% following record warm winter temperatures across the United States and continued strong production. Department of Energy storage reports showed larger-than-expected inventory builds toward the end of 2011, as the injection season completed. Subsequently, the storage level at the start of the 2012 injection season was at its highest level on record, fueling concerns that the storage system may run out of space by the end of 2012. Storage concerns eased and prices increased after low prices brought about an increase in coal to gas switching. WTI crude oil also declined for the period as the worsening economic environment in Europe and a perceived slowdown in China raised concerns of a possible softening in underlying consumption.

In our opinion, continued quantitative easing in the United States and accommodative monetary policy seen across most key markets, should continue to support the appeal of hard assets as an inflation hedge. Signs of improved economic growth in the United States and elsewhere have not yet dampened central bank enthusiasm for trying to stimulate economic growth, nor caused inflation expectations to increase. Inflation expectations remain anchored near historic levels with markets continuing to focus on weak economic conditions and safety of capital, rather than the eventual impact of prolonged, exceptionally loose monetary policies. This may lead to inflation overshooting expectations if economic activity begins to pick up more robustly than expected. Commodities have historically tended to outperform during periods of higher-than-expected inflation, while traditional asset classes, including equities and fixed income, may be affected differently by these risks. We believe investors will continue to benefit from the long-term diversification benefits that commodities provide.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest rate risk, market risk, credit risk, and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity Return Strategy Fund1 Class I shares,
Class A shares2, Class C shares2 and the Dow Jones-UBS
Commodity Index3 from Inception (12/30/04).

Average Annual Returns as of September 30, 20121

	1 Year	5 Years	Since Inception
Class I	4.93%	(2.93)%	2.04%
Class A Without Sales Charge	4.73%	(3.16)%	1.78%
Class A With Maximum Sales Charge	1.59%	(3.74)%	1.38%
Class C Without CDSC	3.82%	(3.88)%	1.04%
Class C With CDSC	2.82%	(3.88)%	1.04%

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Average Annual Returns as of October 31, 20121

	1 Year	5 Years	Since Inception
Class I	(5.26)%	(4.32)%	1.50%
Class A Without Sales Charge	(5.42)%	(4.55)%	1.25%
Class A With Maximum Sales Charge	(8.29)%	(5.13)%	0.85%
Class C Without CDSC	(6.25)%	(5.27)%	0.50%
Class C With CDSC	(7.19)%	(5.27)%	0.50%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.81% for Class I shares, 1.06% for Class A shares and 1.81% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was (8.29)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (7.19)%.

3  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 20 physical commodities. An index does not have transaction costs; investors may not invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2012

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,004.90	$1,004.90	$1,000.00
Expenses Paid per $1,000*	$4.03	$5.29	$9.05
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,021.11	$1,019.86	$1,016.09
Expenses Paid per $1,000*	$4.06	$5.33	$9.12
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	80.88%
United States Treasury Obligations	13.81%
Commodity Indexed Structured Notes	3.83%
Short-term Investments	1.48%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (3.6%)
$27,400	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	03/15/13	0.436	$26,120,420
67,300	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	03/27/13	0.433	59,607,610
30,200	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	12/17/12	0.061	29,662,440
32,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, A2)	01/11/13	0.064	33,832,080
50,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	11/21/12	0.000	47,810,253
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $207,300,000)					197,032,803
UNITED STATES AGENCY OBLIGATIONS (76.5%)
15,000	Fannie Mae Discount Notes	(AA+, Aaa)	11/21/12	0.130	14,998,917
25,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/19/13	0.130	24,991,600
100,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/19/13	0.130	99,966,400
30,035	Federal Farm Credit Bank#	(AA+, Aaa)	04/21/14	0.297	30,072,664
138,765	Federal Farm Credit Bank#	(AA+, Aaa)	05/19/14	0.410	139,168,529
89,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/21/14	0.250	89,013,350
100,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/29/14	0.440	100,337,800
14,770	Federal Farm Credit Bank#	(AA+, Aaa)	09/29/14	0.241	14,783,780
97,500	Federal Farm Credit Bank#	(AA+, Aaa)	10/14/14	0.280	97,499,610
111,000	Federal Farm Credit Bank#	(AA+, Aaa)	01/20/15	0.330	111,102,009
119,000	Federal Farm Credit Bank#	(AA+, Aaa)	01/28/15	0.201	118,983,697
150,000	Federal Farm Credit Bank#	(AA+, Aaa)	02/13/15	0.244	150,105,600
130,000	Federal Farm Credit Bank#	(AA+, Aaa)	03/20/15	0.236	130,065,910
100,000	Federal Farm Credit Bank#	(AA+, Aaa)	06/22/15	0.231	100,009,300
60,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/06/15	0.249	60,034,140
125,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.241	125,033,000
76,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.360	76,082,536
21,000	Federal Home Loan Banks	(AA+, Aaa)	03/08/13	0.280	21,010,731
126,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.390	126,111,636
10,000	Federal Home Loan Banks#	(AA+, Aaa)	04/05/13	0.350	10,000,450
100,000	Federal Home Loan Banks	(AA+, Aaa)	04/16/13	0.240	100,043,600
50,000	Federal Home Loan Banks	(AA+, Aaa)	04/18/13	0.230	50,019,450
110,000	Federal Home Loan Banks	(AA+, Aaa)	04/30/13	0.200	110,025,190
50,000	Federal Home Loan Banks	(AA+, Aaa)	05/03/13	0.220	50,016,100
87,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	87,070,905
50,000	Federal Home Loan Banks	(AA+, Aaa)	05/23/13	0.300	50,003,750
100,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	100,093,200
130,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.250	130,071,630
41,300	Federal Home Loan Banks	(AA+, Aaa)	01/03/14	0.330	41,351,749
118,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.300	118,135,346
29,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	30,035,677
170,000	Federal Home Loan Discount Notes	(AA+, Aaa)	04/15/13	0.155	169,906,500
27,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/28/12	0.625	27,015,156
158,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.171	158,036,024

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$141,755	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/23/13	0.625	$142,365,113
93,875	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/15/14	4.500	98,669,478
100,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/28/14	0.375	100,151,300
80,000	Federal National Mortgage Association#	(AA+, Aaa)	11/23/12	0.231	79,998,545
125,000	Federal National Mortgage Association#	(AA+, Aaa)	12/03/12	0.360	124,996,907
105,000	Federal National Mortgage Association#	(AA+, Aaa)	12/28/12	0.241	104,997,317
75,000	Federal National Mortgage Association	(AA+, Aaa)	12/28/12	0.375	75,020,084
83,228	Federal National Mortgage Association	(AA+, Aaa)	02/26/13	0.750	83,391,376
64,800	Federal National Mortgage Association#	(AA+, Aaa)	08/09/13	0.380	64,902,838
155,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.189	155,023,250
94,500	Federal National Mortgage Association#	(AA+, Aaa)	09/11/14	0.196	94,518,522
24,000	Federal National Mortgage Association	(AA+, Aaa)	11/07/14	1.000	24,002,568
32,257	Freddie Mac Discount Notes	(AA+, Aaa)	11/01/12	0.140	32,257,000
100,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/26/12	0.130	99,990,972
25,000	Freddie Mac Discount Notes	(AA+, Aaa)	12/26/12	0.140	24,994,653
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,164,042,207)					4,166,475,859
UNITED STATES TREASURY OBLIGATIONS (13.1%)
25,000	United States Treasury Bills	(AA+, Aaa)	11/01/12	0.130	25,000,000
110,000	United States Treasury Bills§	(AA+, Aaa)	01/31/13	0.135	109,970,080
23,000	United States Treasury Bills	(AA+, Aaa)	04/11/13	0.143	22,986,131
20,000	United States Treasury Notes	(AA+, Aaa)	01/31/13	0.625	20,026,560
125,000	United States Treasury Notes	(AA+, Aaa)	02/28/13	0.625	125,210,000
130,000	United States Treasury Notes	(AA+, Aaa)	05/15/13	1.375	130,853,190
50,000	United States Treasury Notes	(AA+, Aaa)	05/31/13	0.500	50,101,550
100,000	United States Treasury Notes	(AA+, Aaa)	07/15/13	1.000	100,578,100
125,000	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	126,635,750
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $711,220,450)					711,361,361
Number of Shares
SHORT-TERM INVESTMENTS (3.3%)
102,000,000	State Street Navigator Prime Portfolio, 0.31%§§				102,000,000
Par (000)
$76,281	State Street Bank and Trust Co. Euro Time Deposit		11/01/12	0.010	76,281,000
TOTAL SHORT-TERM INVESTMENTS (Cost $178,281,000)					178,281,000
TOTAL INVESTMENTS AT VALUE (96.5%) (Cost $5,260,843,657)					5,253,151,023
OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)					189,103,302
NET ASSETS (100.0%)					$5,442,254,325

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2012.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2012

Assets
Investments at value, including collateral for securities on loan of $102,000,000 (Cost $5,260,843,657) (Note 2)	$5,253,151,023[1]
Cash segregated at brokers for futures contracts and swap contracts	303,087,622
Cash	12,795,233
Receivable for fund shares sold	25,306,139
Interest receivable	5,464,688
Prepaid expenses and other assets	409,737
Total Assets	5,600,214,442
Liabilities
Advisory fee payable (Note 3)	2,464,265
Administrative services fee payable (Note 3)	648,182
Shareholder servicing/Distribution fee payable (Note 3)	159,028
Payable upon return of securities loaned (Note 2)	102,000,000
Unrealized depreciation on open swap contracts	40,245,941
Payable for fund shares redeemed	9,066,477
Variation Margin Payable	50,720
Trustees' fee payable	18,863
Other accrued expenses payable	3,306,641
Total Liabilities	157,960,117
Net Assets
Capital stock, $.001 par value (Note 6)	662,644
Paid-in capital (Note 6)	5,521,724,535
Accumulated net investment loss	(29,217,296)
Accumulated net realized loss on investments, futures contracts and swap contracts	(3,136,829)
Net unrealized depreciation from investments, futures contracts and swap contracts	(47,778,729)
Net Assets	$5,442,254,325
I Shares
Net assets	$4,818,146,498
Shares outstanding	585,823,393
Net asset value, offering price and redemption price per share	$8.22
A Shares
Net assets	$591,660,764
Shares outstanding	72,715,486
Net asset value and redemption price per share	$8.14
Maximum offering price per share (net asset value/(1-3.00%))	$8.39
C Shares
Net assets	$32,447,063
Shares outstanding	4,105,378
Net asset value and offering price per share	$7.90

1  Including $99,970,950 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2012

Investment Income (Note 2)
Interest	$12,858,727
Securities lending	159,737
Total investment income	13,018,464
Expenses
Investment advisory fees (Note 3)	27,694,276
Administrative services fees (Note 3)	5,780,861
Shareholder servicing/Distribution fees (Note 3)
Class A	2,172,645
Class C	388,319
Transfer agent fees (Note 3)	9,371,949
Printing fees (Note 3)	691,468
Registration fees	542,280
Custodian fees	275,079
Insurance expense	189,182
Legal fees	139,282
Trustees' fees	83,684
Audit and tax fees	74,267
Commitment fees (Note 4)	22,818
Miscellaneous expense	62,511
Total expenses	47,488,621
Less: fees waived (Note 3)	(616,815)
Net expenses	46,871,806
Net investment loss	(33,853,342)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(3,046,228)
Net realized gain from futures contracts	15,515,483
Net realized loss from swap contracts	(219,039,496)
Net change in unrealized appreciation (depreciation) from investments	(27,341,119)
Net change in unrealized appreciation (depreciation) from futures contracts	1,357,316
Net change in unrealized appreciation (depreciation) from swap contracts	(68,956,419)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(301,510,463)
Net decrease in net assets resulting from operations	$(335,363,805)

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011
From Operations
Net investment loss	$(33,853,342)	$(32,423,803)
Net realized gain (loss) from investments, futures contracts and swap contracts	(206,570,241)	99,966
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(94,940,222)	(19,913,515)
Net decrease in net assets resulting from operations	(335,363,805)	(52,237,352)
From Dividends and Distributions
Dividends from net investment income
Class I shares	—	(240,462,846)
Class A shares	—	(55,838,829)
Class C shares	—	(2,580,771)
Distributions from net realized gains
Class I shares	(6,882,755)	—
Class A shares	(1,499,022)	—
Class C shares	(66,401)	—
Net decrease in net assets resulting from dividends and distributions	(8,448,178)	(298,882,446)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,275,434,008	4,176,094,956
Reinvestment of dividends and distributions	6,171,593	238,860,637
Net asset value of shares redeemed	(3,430,273,269)[1]	(1,966,297,618)[2]
Net increase (decrease) in net assets from capital share transactions	(148,667,668)	2,448,657,975
Net increase (decrease) in net assets	(492,479,651)	2,097,538,177
Net Assets
Beginning of year	5,934,733,976	3,837,195,799
End of year	$5,442,254,325	$5,934,733,976
Undistributed (accumulated) net investment income (loss)	$(29,217,296)	$5,454,794

1  Net of $433,448 of redemption fees retained by the Fund.

2  Net of $222,526 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of year	$8.69	$9.12	$8.64	$8.61	$12.16
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.05)	(0.05)[4]	(0.04)[4]	(0.01)[4]	0.25[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.41)	0.29[4]	1.06[4]	0.09[4]	(3.44)[4]
Total from investment operations	(0.46)	0.24	1.02	0.08	(3.19)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.67)	(0.54)	(0.05)	(0.30)
Distributions from net realized gains	(0.01)	—	—	—	(0.06)
Total dividends and distributions	(0.01)	(0.67)	(0.54)	(0.05)	(0.36)
Net asset value, end of year	$8.22	$8.69	$9.12	$8.64	$8.61
Total return[3]	(5.26)%	2.47%	12.14%	1.02%	(27.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$4,818,146	$4,779,638	$3,099,449	$1,911,091	$515,476
Ratio of expenses to average net assets	0.80%	0.79%[4]	0.70%[4]	0.70%[4]	0.70%[4]
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.59)%[4]	(0.47)%[4]	(0.15)%[4]	1.92%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%	0.03%[4]	0.13%[4]	0.15%[4]	0.07%[4]
Portfolio turnover rate	84%	165%	104%	43%	109%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.00%, 0.01%, 0.01% and 0.01% for the years ended October 31, 2008, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.17%, 0.07%, 0.04% and 0.03% for the years ended October 31, 2008, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of year	$8.62	$9.07	$8.62	$8.61	$12.15
INVESTMENT OPERATIONS[4]
Net investment income (loss)[1]	(0.07)	(0.08)[4]	(0.06)[4]	(0.02)	0.23[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.40)	0.30[4]	1.05[4]	0.07[4]	(3.44)[4]
Total from investment operations	(0.47)	0.22	0.99	0.05	(3.21)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.67)	(0.54)	(0.04)	(0.27)
Distributions from net realized gains	(0.01)	—	—	—	(0.06)
Total dividends and distributions	(0.01)	(0.67)	(0.54)	(0.04)	(0.33)
Net asset value, end of year	$8.14	$8.62	$9.07	$8.62	$8.61
Total return[3]	(5.42)%	2.24%	11.80%	0.68%	(27.20)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$591,661	$1,108,846	$705,895	$350,204	$171,619
Ratio of expenses to average net assets	1.05%	1.04%[4]	0.95%[4]	0.95%[4]	0.95%[4]
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.84)%[4]	(0.72)%[4]	(0.29)%[4]	1.76%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%	0.03%[4]	0.13%[4]	0.15%[4]	0.08%[4]
Portfolio turnover rate	84%	165%	104%	43%	109%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.00%, 0.01%, 0.02% and 0.01% for the years ended October 31, 2008, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.17%, 0.08%, 0.04% and 0.04% for the years ended October 31, 2008, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of year	$8.44	$8.96	$8.57	$8.61	$12.15
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.12)	(0.14)[4]	(0.12)[4]	(0.08)[4]	0.12[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.41)	0.29[4]	1.05[4]	0.07[4]	(3.43)[4]
Total from investment operations	(0.53)	0.15	0.93	(0.01)	(3.31)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.67)	(0.54)	(0.03)	(0.17)
Distributions from net realized gains	(0.01)	—	—	—	(0.06)
Total dividends and distributions	(0.01)	(0.67)	(0.54)	(0.03)	(0.23)
Net asset value, end of year	$7.90	$8.44	$8.96	$8.57	$8.61
Total return[3]	(6.25)%	1.44%	11.14%	(0.07)%	(27.76)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$32,447	$46,250	$31,852	$22,035	$13,113
Ratio of expenses to average net assets	1.80%	1.79%[4]	1.70%[4]	1.70%[4]	1.70%[4]
Ratio of net investment income (loss) to average net assets	(1.57)%	(1.59)%[4]	(1.47)%[4]	(0.97)%[4]	0.97%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%	0.03%[4]	0.13%[4]	0.15%[4]	0.07%[4]
Portfolio turnover rate	84%	165%	104%	43%	109%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.00%, 0.01%, 0.01% and 0.01% for the years ended October 31, 2008, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.17%, 0.07%, 0.04% and 0.03% for the years ended October 31, 2008, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2012

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. Effective September 20, 2012, the name of the Trust was changed from Credit Suisse Commodity Return Strategy Fund. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of October 31, 2012, the fund held $924,012,438 in the Subsidiary, representing 16.9% of the Fund's assets.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$197,032,803	$—	$197,032,803
United States Agency Obligations	—	4,166,475,859	—	4,166,475,859
United States Treasury Obligations	—	711,361,361	—	711,361,361
Short-Term Investments	102,000,000	76,281,000	—	178,281,000
Other Financial Instruments*
Futures	159,846	—	—	159,846
Swap Contracts	—	(40,245,941)	—	(40,245,941)
	$102,159,846	$5,110,905,082	$—	$5,213,064,928

*Other financial instruments include futures and swap contracts.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year ended October 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary.

Fair Values of Derivative Instruments as of October 31, 2012

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation/ depreciation on futures contracts	$1,573,214	*	Unrealized appreciation/ depreciation on futures contracts	$1,413,368	*
	Unrealized appreciation/ depreciation on swap contracts	573,940		Unrealized appreciation/ depreciation on swap contracts	40,819,881
	Variation margin receivable	—	*	Variation margin payable	50,720	*
		$2,147,154			$42,283,969

*Includes cumulative appreciation/depreciation of futures contracts and swap contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ Depreciation
Commodity Index Return Contracts	Net realized loss from swap contracts	$(219,039,496)	Net change in unrealized appreciation (depreciation) from swap contracts	$(68,956,419)
	Net realized gain from futures contracts	15,515,483	Net change in unrealized appreciation (depreciation) from futures contracts	1,357,316
Total		$(203,524,013)		$(67,599,103)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

The notional amount of futures contracts and swap contracts at year end are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month end throughout the reporting period averaged approximately 9.3% and 88.3%, respectively of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2012, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Mar 2013	49,887,440	$187,674
	USD	Apr 2013	70,894,800	(1,413,368)
				(1,225,694)
Contracts to Sell
Energy
	USD	Jan 2013	(121,078,640)	$1,385,540
Net unrealized appreciation (depreciation)				$159,846

I) SWAPS — The Fund may enter into swap contacts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2012, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$584,099,404	12/23/2013	Morgan Stanley Capital Group	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(5,802,306)
USD	$123,580,876	12/23/2013	Morgan Stanley Capital Group	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,075,752)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$49,580,872	11/26/2012	Morgan Stanley Capital Group	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(246,220)
USD	$105,398,230	11/26/2012	Morgan Stanley Capital Group	Fee Plus Treasury Bill Rate	Commodity Index Return[1]	573,940
USD	$269,284,526	10/23/2013	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,347,030)
USD	$350,678,385	10/23/2013	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,483,556)
USD	$656,614,054	11/26/2012	CITI	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,259,681)
USD	$85,048,040	11/26/2012	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(422,351)
USD	$39,235,959	11/26/2012	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(213,657)
USD	$49,063,039	09/23/2013	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(427,193)
USD	$547,418,254	11/26/2012	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,716,692)
USD	$99,298,969	11/26/2012	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(540,563)
USD	$260,797,034	11/26/2012	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,297,267)
USD	$309,167,840	11/26/2012	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,683,047)
USD	$542,144,941	11/26/2012	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,696,760)
USD	$47,647,021	11/26/2012	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(259,459)
USD	$61,830,146	11/26/2012	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(337,642)
USD	$195,747,603	11/26/2012	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,223,770)
USD	$100,209,294	11/26/2012	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,649,607)
USD	$599,216,445	11/26/2012	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(9,137,328)
						$(40,245,941)

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

J) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the DJ-UBS Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At October 31, 2012, the value of these securities comprised 3.6% of the Fund's net assets and resulted in unrealized depreciation of ($10,267,197).

K) CHANGE IN ACCOUNTING POLICY — INVESTMENT IN CREDIT SUISSE CAYMAN COMMODITY FUND I, LTD. — The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. Prior to October 31, 2012, the financial statements for the Fund reflected its wholly owned Subsidiary as a single investment. As a result of the change in accounting policy the fund consolidates the assets and liabilities as well as its operations of the wholly owned Subsidiary within its financial statements. The change in policy was implemented to provide shareholders of the Fund with a more accurate and transparent portrayal of the Fund's investment strategy, financial position and the results of its operations and more fully reflects the fact that the sole purpose of the Subsidiary is to serve as a vehicle through which the Fund gains additional exposure to commodities. The result of the policy change did not have an impact on total net assets of the Fund, but resulted in the following changes to the financial statements. As of the beginning of the Fund's fiscal period, the financial statement line items on the Statement of Assets and Liabilities were affected by the change as follows: Investments, at value increased $1,053,115,996; wholly-owned subsidiary, at value decreased by $1,028,627,544; other assets and liabilities decreased by $24,488,452. Undistributed net investment income increased $5,454,794; undistributed net realized gain (loss) increased $174,638,331 and unrealized depreciation decreased $180,093,125. For the period ended October 31, 2012, the financial

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

statement line items on the Statement of Operations were affected by the change as follows: Total investment income increased $1,676,890, expenses increased $198,280 and net investment income (loss) increased $1,478,610. For the period ended October 31, 2012 and 2011, the following changes were made to the Statement of Changes in Net Assets: Net investment income (loss) decreased $1,478,610 and $1,552,490, respectively; net realized gains increased $1,488,004 and $(220,474,826), respectively, and change in net unrealized appreciation (depreciation) increased and decreased $9,394 and $218,922,336, respectively.

L) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2012, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $380,822, of which $192,373 was rebated to borrowers (brokers). The Fund retained $159,737 in income from the cash collateral investment, and SSB, as lending agent, was paid $28,712. Securities lending income is accrued as earned.

M) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operations, including Rule 4.5. The Funds currently rely on Rule 4.5's exclusion from CFTC regulation for regulated investment companies. Credit Suisse is currently evaluating the amendments and their impact, if any, on the Funds' financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2012, investment advisory fees earned and voluntarily waived were $27,694,276 and $616,815, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended October 31, 2012. Effective January 1, 2011, Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Through April 30, 2012, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB served as co-administrators to the Fund. Effective April 30, 2012, Credit Suisse replaced CSAMSI as co-administrator to the Fund. For their co-administrative services, CSAMSI and Credit Suisse received a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2012, co-administrative services fees earned by CSAMSI and Credit Suisse were $4,984,970.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 3. Transactions with Affiliates and Related Parties

assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $795,891.

In addition to serving as the Fund's co-administrator, through April 30, 2012, CSAMSI also served as distributor of the Fund's shares. Effective April 30, 2012, Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, is the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2012, the Fund expensed $6,751,102 payable to Credit Suisse, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2012, CSAMSI, CSSU and its affiliates advised the Fund that it retained $5,789 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2012, Merrill was paid $141,566 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2012, the Fund had no borrowings under the Credit Facility. During the year

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 4. Line of Credit

ended October 31, 2012, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$7,450,000	1.430%	$7,450,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2012, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$94,700,000	$92,384,580	$3,471,202,569	$4,431,680,523

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	352,980,055	$2,887,759,989	361,973,845	$3,361,213,530
Shares issued in reinvestment of dividends and distributions	620,146	4,942,561	21,477,846	190,788,120
Shares redeemed	(317,603,036)	(2,593,267,517)	(173,463,758)	(1,598,587,877)
Net increase	35,997,165	$299,435,033	209,987,933	$1,953,413,773
	Class A
	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	46,731,389	$382,720,738	84,545,122	$787,942,004
Shares issued in reinvestment of dividends and distributions	151,835	1,199,498	5,312,113	46,920,577
Shares redeemed	(102,741,567)	(821,263,940)	(39,078,782)	(357,545,274)
Net increase (decrease)	(55,858,343)	$(437,343,704)	50,778,453	$477,317,307

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 6. Capital Share Transactions

	Class C
	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	615,769	$4,953,281	2,921,000	$26,939,422
Shares issued in reinvestment of dividends and distributions	3,826	29,534	132,366	1,151,940
Shares redeemed	(1,995,124)	(15,741,812)	(1,128,930)	(10,164,467)
Net increase (decrease)	(1,375,529)	$(10,758,997)	1,924,436	$17,926,895

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On October 31, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	62%
Class A	2	74%
Class C	3	69%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2012 and 2011, respectively, by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2012	2011	2012	2011
$—	$298,879,684	$8,448,178	$2,762

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 7. Federal Income Taxes

At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Late year ordinary loss deferral	$(29,217,296)
Accumulated realized loss	(3,136,829)
Unrealized depreciation	(47,778,729)
$(80,132,854)

At October 31, 2012, the Fund had $3,136,829 unlimited capital loss carryforwards available to offset possible future capital gains.

During the taxable year ended October 31, 2012, the Fund elected to defer Late-Year ordinary losses of $29,217,296. These losses are deemed to arise on the first day of the fund's next taxable year.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is uncetain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire.

At October 31, 2012, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,260,843,657
Unrealized appreciation	$4,014,084
Unrealized depreciation	(51,792,813)
Net unrealized appreciation (depreciation)	$(47,778,729)

At October 31, 2012, the Fund reclassified $28,797,722 to accumulated net realized loss and $818,748 from accumulated net investment loss to paid in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of net operating losses, distributions in excess of current earnings and subsidiary cumulative income/loss. Net assets were not affected by these reclassifications.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Commodity Strategy Funds
and Shareholders of Credit Suisse Commodity Return Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity Return Strategy Fund and its Subsidiary (one of the Funds comprising Credit Suisse Commodity Strategy Funds, hereafter referred to as the "Fund") at October 31, 2012, the results of their operations for the year then ended and the changes in their net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and the application of alternative audit procedures where confirmations for outstanding derivative positions had not been received, provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Fund modified its basis of presentation relating to the Fund's investment in a wholly-owned subsidiary.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 28, 2012

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Director of Petroleum and Resources Corporation, Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Mirae Asset Discovery Funds (open-end investment companies).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers (credit rating agency).

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Asset Management-advised Funds (five closed-end investment companies).

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010

Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012

Director and Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Associated with Bank of New York Mellon Alternative Investment Services from 2006 to 2008; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since 2010	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.
Cecilia Chau Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-AR-1012

CREDIT SUISSE FUNDS

Annual Report

October 31, 2012

■  CREDIT SUISSE
  COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report
October 31, 2012 (unaudited)

December 11, 2012

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund for the one-month period ended October 31, 2012.

Performance Summary
9/28/12 – 10/31/12

Fund & Benchmark	Performance
Class I1	-6.00
Class A1, 2	-6.00%
Class C1, 2	-6.00%
Credit Suisse Commodity Benchmark Total Return[3]	-4.28%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: Macroeconomic Uncertainty Weighs on Commodities

Commodities were lower for the one-month period ended October 31, 2012, with the Credit Suisse Commodity Benchmark Total Return Index losing 4.28%, as 29 out of 34 constituents traded lower.

Despite the recent additional quantitative easing measures undertaken by the Federal Reserve, commodity markets were not able to sustain gains and subsequently declined toward the end of the period as continued macroeconomic uncertainty generally weighed on the markets. However, recent positive employment data and higher than expected GDP and consumer confidence readings in the United States provided some indications that the U.S. economy is improving. The latest PMI readings in China suggest economic recovery there may also be accelerating.

At the end of the period, politics remained very much in focus in two of the world's most important economies: the United States and China. Uncertainty remains on what policies will be followed and how they will impact the economy and markets. Both governments will oversee economies in transition, trying to deal with structural challenges while maintaining burgeoning economic recoveries. Increased certainty may be supportive of these economies, but neither political event will automatically solve any long-term structural issues.

Hurricane Sandy, despite the extreme damage and tragic loss of life, has passed with relatively little impact on commodity markets. Ongoing macroeconomic

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Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

uncertainty continues to be the biggest factor weighing on the commodity markets.

Strategy Review and Outlook: Diversification and Inflation Protection

The Credit Suisse Commodity Benchmark Total Return Index, the Fund's benchmark, is designed to be an investable, diversified benchmark for commodities as an asset class. The Index is an unmanaged index composed of (i) futures contracts on physical commodities within the following five commodity sectors: energy, industrial metals, precious metals, agriculture and livestock, and (ii) short maturity Treasury bills. The commodities represented in the Index are determined annually based on world production levels and global exchange market liquidity and the portion represented by each commodity sector and commodity within the sector will vary depending on market conditions. The Index is rebalanced monthly, which is intended to provide diversification across commodities and commodity sectors over time, but the Index, and thereby the fund, could have large exposures to a single commodity or a small number of commodities at any particular time.

For the month ended October 31, 2012, the Fund underperformed its benchmark by 1.72%. Although underweight positions in coffee and silver added to performance, they did not offset an overweight position in industrial metals that largely caused the underperformance. Industrial metals lagged all other sectors as the looming U.S. fiscal crisis and renewed Eurozone worries led to concerns over dampened demand prospects. Additionally, overweight positions in nickel, lead, zinc and copper hurt performance as each of these commodities fell.

Livestock was the best performing sector, up 3.17%, with all three constituents trading higher. Lean hogs was the best performer, up 5.82% for the month. Pork production continued to normalize following the previous spike in supply brought on by higher feed costs.

Agriculture decreased 3.28%, despite increases in milling wheat and European wheat. Coffee was the worst performer, decreasing 10.41% after improved crop conditions in Brazil and Colombia further increased production expectations for the 2012-2013 crop year. Production is expected to be greater in Brazil, which is entering the on-year portion of its biennial cycle. Sugar also declined following reports of buyers in India and China paying to cancel orders due to existing oversupplies. Additionally, seasonal harvest progress in the United States and better prospects for Brazilian supply weighed on soybeans and soybean oil.

Energy decreased 3.88% for the month. Crude oil and petroleum products declined despite tensions between Turkey and Syria and lower output from the

2

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

North Sea oilfields. Hurricane Sandy shut down East Coast refineries, roads and airports, further reducing crude oil and fuel demand expectations. Natural gas, however, was the best performing constituent within the sector, up 1.80% as colder-than-normal weather forecasts across parts of the United States led to expectations of increased heating demands. This, along with continued coal to gas switching, helped bring storage levels closer to seasonal norms.

Precious metals fell 4.75%, as the latest Hong Kong demand data, released for August, was weaker than the previous month and lower than market expectations. This fueled existing worries that Chinese demand may be easing. Industrial metals was the worst performing sector, falling 9.23%. Nickel and zinc experienced the largest declines for the month, decreasing 12.50% and 11.48% respectively, as concerns over economic growth in top-consumer China continued to weigh on demand expectations for base metals. However, newer Chinese manufacturing data did offer some encouraging signs that activity may be beginning to accelerate.

In our opinion, continued quantitative easing in the United States and accommodative monetary policy seen across most key markets, should continue to support the appeal of hard assets as an inflation hedge. Signs of improved economic growth in the United States and elsewhere have not yet dampened central bank enthusiasm for trying to stimulate economic growth, nor caused inflation expectations to increase. Inflation expectations remain anchored near historic levels with markets continuing to focus on weak economic conditions and safety of capital, rather than the eventual impact of prolonged, exceptionally loose monetary policies. This may lead to inflation overshooting expectations if economic activity begins to pick up more robustly than expected. Commodities have historically tended to outperform during periods of higher-than-expected inflation, while traditional asset classes, including equities and fixed income, may be affected differently by these risks. We believe investors will continue to benefit from the long-term diversification benefits that commodities provide.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should

3

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, liquidity risk, interest rate risk, market risk, and credit risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity ACCESS Strategy Fund1 Class I shares,
Class A shares2, Class C shares2 and the Credit Suisse Commodity
Benchmark Total Return Index3 from Inception (9/28/12).

5

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Average Annual Returns as of October 31, 20121

	Since Inception	Inception Date
Class I	(6.00)%	9/28/12
Class A Without Sales Charge	(6.00)%	9/28/12
Class A With Maximum Sales Charge	(10.48)%	9/28/12
Class C Without CDSC	(6.00)%	9/28/12
Class C With CDSC	(6.94)%	9/28/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 4.54% for Class I shares, 4.79% for Class A shares and 5.54% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

*  The Fund commenced operations on September 28, 2012.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (10.48%). Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (6.94%).

3  Credit Suisse Commodity Benchmark Total Return Index is composed of futures contracts on five physical commodity asset classes and short term Treasury Bills. An index does not have transaction costs; investors may not invest directly in an index.

6

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended October 31, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended October 31, 2012

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 9/28/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$940.00	$940.00	$940.00
Expenses Paid per $1,000*	$0.74	$0.94	$1.56
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,020.61	$1,019.36	$1,015.58
Expenses Paid per $1,000*	$4.57	$5.84	$9.63
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	70.26%
United States Treasury Obligations	10.82
Short-Term Investment	18.92
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (61.9%)
$1,500	Federal Farm Credit Banks	(AA+, Aaa)	06/11/13	0.220	$1,500,321
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/23/13	0.350	1,001,474
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/04/15	0.300	1,000,109
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.241	1,000,264
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/15	0.360	1,001,086
1,700	Federal Home Loan Banks	(AA+, Aaa)	03/27/13	1.000	1,705,960
1,010	Federal Home Loan Banks	(AA+, Aaa)	06/24/13	3.000	1,028,381
1,500	Federal Home Loan Banks	(AA+, Aaa)	07/26/13	0.280	1,501,047
1,270	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	03/28/13	0.750	1,273,186
600	Federal National Mortgage Association	(AA+, Aaa)	12/28/12	0.375	600,220
500	Federal National Mortgage Association	(AA+, Aaa)	04/08/13	4.000	508,407
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/07/13	0.120	999,795
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $13,116,803)					13,120,250
UNITED STATES TREASURY OBLIGATIONS (9.5%)
1,000	United States Treasury Notes	(AA+, Aaa)	04/15/13	1.750	1,007,344
1,000	United States Treasury Notes	(AA+, Aaa)	02/15/14	1.250	1,013,086
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,020,242)					2,020,430
SHORT-TERM INVESTMENT (16.6%)
3,532	State Street Bank and Trust Co. Euro Time Deposit (Cost $3,532,000)		11/01/12	0.010	3,532,000
TOTAL INVESTMENTS AT VALUE (88.0%) (Cost $18,669,045)					18,672,680
OTHER ASSETS IN EXCESS OF LIABILITIES (12.0%)					2,539,474
NET ASSETS (100.0%)					$21,212,154

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2012.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2012

Assets
Investments at value (Cost $18,669,045) (Note 2)	$18,672,680
Cash	6,813
Cash segregated at brokers for futures contracts and swap contracts	2,485,910
Offering costs (Note 3)	137,260
Receivable from investment adviser (Note 3)	52,927
Interest receivable	22,860
Receivable for fund shares sold	4,003
Prepaid expenses	680
Total Assets	21,383,133
Liabilities
Administrative services fee payable (Note 3)	2,354
Shareholder servicing/Distribution fee payable (Note 3)	103
Variation margin payable (Note 2)	5,900
Unrealized depreciation on open swap contracts	50,729
Trustees' fee payable	3,397
Other accrued expenses payable	108,496
Total Liabilities	170,979
Net Assets
Capital stock, $.001 par value (Note 6)	2,255
Paid-in capital (Note 6)	21,347,778
Accumulated net realized loss on investments, futures contracts and swap contracts	(66)
Net unrealized depreciation from investments, futures contracts and swap contracts	(137,813)
Net Assets	$21,212,154
I Shares
Net assets	$21,020,154
Shares outstanding	2,235,001
Net asset value, offering price and redemption price per share	$9.40
A Shares
Net assets	$94,030
Shares outstanding	10,000
Net asset value and redemption price per share	$9.40
Maximum offering price per share (net asset value/(1-4.75%))	$9.87
C Shares
Net assets	$97,970
Shares outstanding	10,426
Net asset value and offering price per share	$9.40

See Accompanying Notes to Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Period Ended October 31, 20121

Investment Income (Note 2)
Interest	$2,460
Total investment income	2,460
Expenses
Investment advisory fees (Note 3)	14,912
Administrative services fees (Note 3)	2,354
Shareholder servicing/Distribution fees (Note 3)
Class A	20
Class C	83
Offering costs (Note 3)	12,740
Printing fees (Note 3)	15,039
Audit and tax fees	15,000
Transfer agent fees	7,644
Legal fees	6,370
Registration fees	4,269
Trustees' fees	3,397
Organization Costs	1,022
Custodian fees	934
Commitment fees (Note 4)	85
Miscellaneous expense	849
Total expenses	84,718
Less: fees waived and expenses reimbursed (Note 3)	(67,839)
Net expenses	16,879
Net investment loss	(14,419)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(66)
Net realized loss from futures contracts	(11,786)
Net realized loss from swap contracts	(1,177,773)
Net change in unrealized appreciation (depreciation) from investments	3,635
Net change in unrealized appreciation (depreciation) from futures contracts	(90,719)
Net change in unrealized appreciation (depreciation) from swap contracts	(50,729)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(1,327,438)
Net decrease in net assets resulting from operations	$(1,341,857)

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Changes in Net Assets

For the Period Ended October 31, 2012[1]
From Operations
Net investment loss	$(14,419)
Net realized loss from investments, futures contracts and swap contracts	(1,189,625)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(137,813)
Net decrease in net assets resulting from operations	(1,341,857)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	22,554,011
Net increase in net assets from capital share transactions	22,554,011
Net increase in net assets	21,212,154
Net Assets
Beginning of period	—
End of period	$21,212,154

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.59)
Total from investment operations	(0.60)
Net asset value, end of period	$9.40
Total return[3]	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,020
Ratio of expenses to average net assets	0.90%[4]
Ratio of net investment loss to average net assets	(0.77)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.64%[4]
Portfolio turnover rate	0%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for period less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.59)
Total from investment operations	(0.60)
Net asset value, end of period	$9.40
Total return[3]	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$94
Ratio of expenses to average net assets	1.15%[4]
Ratio of net investment loss to average net assets	(1.02)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.64%[4]
Portfolio turnover rate	0%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for period less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.59)
Total from investment operations	(0.60)
Net asset value, end of period	$9.40
Total return[3]	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$98
Ratio of expenses to average net assets	1.90%[4]
Ratio of net investment income to average net assets	(1.77)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.64%[4]
Portfolio turnover rate	0%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for period less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2012

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. The Fund commenced operations on September 28, 2012.

The Fund intends to gain exposure to the commodities markets primarily through investments in the Credit Suisse Cayman ACCESS Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, which in turn invests in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contacts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market

16

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Securities, futures, swaps and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$13,120,250	$—	$13,120,250
United States Treasury Obligations	—	2,020,430	—	2,020,430
Short-Term Investment	—	3,532,000	—	3,532,000
Other Financial Instruments*
Futures Contracts	(90,719)	—	—	(90,719)
Swap Contracts	—	(50,729)	—	(50,729)
	$(90,719)	$18,621,951	$—	$18,531,232

*Other financial instruments include futures and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

transfers. For the period ended October 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of October 31, 2012

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation/ depreciation on swap contracts	$—		Unrealized appreciation/ depreciation on swap contracts	$50,729
Commodity Index Return Contracts	Unrealized Appreciation on Futures Contracts	52,716	*	Unrealized Depreciation on Futures Contracts	143,435	*
	Variation margin receivable	—		Variation margin payable	5,900	*
Total		$52,716			$200,064

*Includes cumulative appreciation/depreciation of futures contracts and swap contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. For Future contracts only the current day's variation margin is reported within the statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ Depreciation
Commodity Index Return Contracts	Net Realized Loss from Swap Contracts	$(1,177,773)	Net Change in Unrealized Appreciation (Depreciation) from Swap Contracts	$(50,729)
Commodity Index Return Contracts	Net Realized Loss from Futures Contracts	(11,786)	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	(90,719)
Total		$(1,189,559)		$(141,448)

The notional amount of futures contracts and swap contracts at period end are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month end throughout the reporting period averaged approximately 50.9% and 139%, respectively, of net assets of the Fund.

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund fails to qualify as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. Further, if the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) INVESTMENT IN CREDIT SUISSE CAYMAN COMMODITY ACCESS STRATEGY FUND, LTD. — The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The Fund's investment portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary.

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

All intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of October 31, 2012, the Fund held $4,169,021 in the Subsidiary, representing 20% of the Fund's net assets.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2012, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Jan 2013	2,288,769	$(76,777)
	USD	Mar 2013	1,493,110	5,591
	USD	Apr 2013	2,187,180	(48,670)
				(119,856)
Contracts to Sell
Energy
	USD	Jan 2013	3,690,010	$47,125
Livestock
	USD	Dec 2012	(250,480)	(3,320)
	USD	Jan 2013	(371,750)	(6,188)
	USD	Feb 2013	(506,850)	(8,480)
				(17,988)
Net unrealized appreciation (depreciation)				$(90,719)

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

J) SWAPS — The Fund may enter into swaps contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2012, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$4,592,325	11/26/2012	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(6,538)
USD	$11,378,900	11/2/2012	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(28,250)
USD	$4,792,325	11/26/2012	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(6,775)
USD	$4,000,000	11/02/2012	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,359)
USD	$4,792,325	11/26/2012	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(6,807)
						$(50,729)

1 The Commodity Index Return is comprised of futures contracts on physical commodities.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended October 31, 2012, there were no securities on loan. Securities lending income is accrued as earned.

L) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operations, including Rule 4.5. The Funds currently rely on Rule 4.5's exclusion from CFTC regulation for regulated investment companies. Credit Suisse is currently evaluating the amendments and their impact, if any, on the Funds' financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.80% of the Fund's average daily net assets. For the period ended October 31, 2012, investment advisory fees earned,fees waived and expenses reimbursed were $14,912, $14,912 and $52,927, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fund's first year of operations and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the fund's first year of operations. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 3. Transactions with Affiliates and Related Parties

rate of 0.09% of the Fund's average daily net assets. For the period ended October 31, 2012, co-administrative services fees earned by Credit Suisse were $1,678.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended October 31, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $676.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares are not subject to distribution fees.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the period ended October 31, 2012, Merrill was paid $0 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the period ended October 31, 2012, $12,740 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2012, and during the period ended October 31, 2012, the Fund had no borrowings outstanding under the Credit Facility.

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 5. Purchases and Sales of Securities

For the period ended October 31, 2012, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$—	$—	$16,147,599	$1,002,578

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	2,235,001	$22,350,011
Net increase	2,235,001	$22,350,011
	Class A
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	10,000	$100,000
Net increase	10,000	$100,000
	Class C
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	10,426	$104,000
Net increase	10,426	$104,000

1 For the period from September 28, 2012 (commencement of operations) through October 31, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 6. Capital Share Transactions

calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On October 31, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	100%
Class A	1	*	100%
Class C	1	*	100%

*This represents the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

There were no dividends paid by the fund to shareholders during the period ended October 31, 2012.

At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts, mark to market, and organizational expenses. At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Accumulated realized loss	$(66)
Unrealized depreciation	(137,813)
$(137,879)

At October 31, 2012, the Fund had $66 of unlimited capital loss carryforwards available to offset possible future capital gains.

During the tax period ended October 31, 2012, the Fund did not utilized any of the capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any

28

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 7. Federal Income Taxes

losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is uncetain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire.

At October 31, 2012, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$18,669,045
Unrealized appreciation	$3,635
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$3,635

At October 31, 2012, the Fund reclassified $14,419 to net investment loss and $1,189,559 to accumulated net realized loss from investments from paid in capital, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatment of net operating losses, non-deductible 12b-1, and blue sky expenses. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Commodity ACCESS Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Commodity Strategy Funds
and the Shareholders of Credit Suisse Commodity ACCESS Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity ACCESS Strategy Fund and its Subsidiary (one of the Funds comprising Credit Suisse Commodity Strategy Funds, hereafter referred to as the "Fund") at October 31, 2012, the results of their operations, the changes in their net assets and financial highlights for the period September 28, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and the application of alternative audit procedures where confirmations for outstanding derivative positions had not been received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 28, 2012

30

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited)

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund") is a new portfolio of Credit Suisse Commodity Strategy Funds. In approving the Fund's Amended and Restated Investment Advisory Agreement (the "Advisory Agreement"), the Board of Trustees (the "Board") of Credit Suisse Commodity Strategy Funds, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on August 14, 2012, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the proposed contractual advisory fee rate of 0.80% of the Fund's average daily net assets ("Gross Advisory Fee") for the Fund in light of the extent and quality of the proposed advisory services that would be provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.15%, 1.90% and 0.90% of the average daily net assets of Class A, Class C and Class I, respectively, for at least the first year of Fund operations.

Additionally, the Board received and considered information used to compare the Fund's proposed Gross Advisory Fee and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group One") provided by an independent provider of investment company data and Credit Suisse ("Expense Group Two"). The Board was provided with a description of the methodology used to arrive at the funds included in Expense Group One and Expense Group Two.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information about the Fund's proposed objective, principal strategies, principal risks and Credit Suisse's distribution strategy for the Fund. The Board received and considered information regarding the nature, extent and quality of services that would be provided to the Fund by Credit Suisse under the proposed Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse to other funds. The Board reviewed background information about Credit Suisse. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention that was expected to be given to the

31

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel.

Fund Performance

There was no performance information since the Fund was new.

Credit Suisse Profitability

There was no profitability analysis since the Fund was new. However, the Board considered a profitability analysis of Credit Suisse based on the fees payable under advisory agreements for other Credit Suisse funds advised by Credit Suisse annually. The Board considered that the profitability with respect to the Fund would be similar to that analysis.

Economies of Scale

The Board considered information regarding whether there could be economies of scale with respect to the management of the Fund and whether the Fund could appropriately benefit from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's proposed advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

32

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

The Board considered the standards Credit Suisse would apply in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

The Board reviews and assesses the quality of the services that Credit Suisse provides to other Credit Suisse funds throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures for other Credit Suisse funds. The Board would receive similar reports with respect to the Fund.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The estimated net total expenses were above the median of Expense Group One and the proposed Gross Advisory Fee was near the higher end of Expense Group One. The estimated net total expenses and proposed Gross Advisory Fee were below the average of Expense Group Two. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

•  The Board was satisfied with the proposed nature, extent and quality of the investment advisory services that would be provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services that would be provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the information, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

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Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Director of Petroleum and Resources Corporation, Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Mirae Asset Discovery Funds (open-end investment companies).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers (credit rating agency).

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

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Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Asset Management-advised Funds (five closed-end investment companies).

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Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012

Director and Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Associated with Bank of New York Mellon Alternative Investment Services from 2006 to 2008; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since Fund Inception	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.
Cecilia Chau Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1973)	Treasurer	Since Fund Inception

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

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Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-AR-1012

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2012. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2012.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2011 and October 31, 2012.

	2011	2012
Audit Fees	$65,280	$79,635
Audit-Related Fees(1)	$3,500	$7,334
Tax Fees(2)	$2,900	$9,000
All Other Fees	—	—
Total	$71,680	$95,969

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,500 in 2011 and $7,334 in 2012).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service

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provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012.

	2011	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

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	2011	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012:

	2011	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2011 and October 31, 2012 were $6,400 and $16,334, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2013

/s/ Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	January 4, 2013

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